Financial instruments - financial and other risks - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Proceeds from issuing shares	$ 50,000,000	$ 337,000,000	$ 303,500,000
Spot market rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of changes in spot rate used for sensitivity analysis	1,000
Impact on operating income (loss) due to increase (decrease) in spot rate in sensitivity analysis	$ 41,700,000	$ 43,700,000	$ 36,600,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of change in interest rates used for sensitivity analysis	1.00%	1.00%	1.00%
Impact on profit (loss) due to changes in interest rate in sensitivity analysis	$ 23,100,000	$ 22,800,000	$ 17,900,000